Shareholder Fees - VIPContrafundPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPContrafundPortfolio-InvestorPRO | VIP Contrafund Portfolio
Shareholder Fees:
(fees paid directly from your investment)